UNITED STATES
                   SECURITIES AND EXCHANGE COMMISSION
                        Washington, D.C. 20549

                              FORM 13F

                         FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   Sep 30, 2012
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Check here if Amendment [  ]; Amendment Number:
                                                ---
This Amendment (Check only one.):
   [   ]  is a restatement.
   [   ]  adds new holdings entries.

Mitsubishi UFJ Securities Holdings Co., Ltd.(MUSHD) is the parent holding company of a number of operating subsidiaries, some of which are or may be institutional investment managers for the purposes of the reporting requirements under section 13(F) of the Securities Exchange Act of 1934(the Act) and the rules promulgated thereunder. MUSHD itself does not directly exercise investment discretion with respect to any section 13(F) securities positions except those included in the FORM 13F INFORMATION TABLE below.
To the extent that MUSHD'S ownership interest in such operating subsidiaries is deemed the exercise of investment discretion regarding certain of such subsidiaries' managed accounts, the information required by FORM 13F with respect to such accounts is included in the report separately filed by each of the operating subsidiaries that are institutional investment managers subject to section 13(F) of the Act.

Institutional Investment Manager Filing this Report:

Name:      Mitsubishi UFJ Securities Holdings Co., Ltd.
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Address:   Mejirodai Bldg., 3-29-20, Mejirodai, Bunkyo-ku,
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           Tokyo , 112 - 8688, Japan
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Form 13F File Number:  28-13570
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager

Name:     Tetsurou Shinohara
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Title:    General Manager, Corporate Planning Division
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Phone:    81-3-6742-1100
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Signature, Place, and Date of Signing:

/s/ Tetsurou Shinohara,   Tokyo, Japan   Nov 14, 2012

Report Type (Check only one.):
[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

Form 13F File Number       Name
 28- 13569                 Kokusai Asset Management Co., Ltd.
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 28- 14928                 Mitsubishi UFJ Morgan Stanley Securities Co., Ltd.
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

                          FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:           1
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Form 13F Information Table Entry Total:     20
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Form 13F Information Table Value Total:   79,050
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                                         (thousands)

List of Other Included Managers:
Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File Number      Name
 01    28- 13582                Mitsubishi UFJ Financial Group, Inc.
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                          FORM 13F INFORMATION TABLE

---------------------------- ------------------ --------- ---------- -------------------- --------- ------- ----------------------
COLUMN1                      COLUMN2            COLUMN3   COLUMN4    COLUMN5              COLUMN6   COLUMN7      COLUMN8
---------------------------- ------------------ --------- ---------- ----------- --- ---- --------- ------- ----------------------
NAME OF                      TITLE                        VALUE      SHRS OR     SH/ PUT/ INVSTMT   OTHER      VOTING AUTHORITY
ISSUER                       OF CLASS           CUSIP     (x$1000)   PRN AMT     PRM CALL DSCRETN   MANAGERS SOLE      SHARED NONE
---------------------------- ------------------ --------- ---------- ----------- --- ---- --------- ------- ----------------------
APPLE                        COM                037833100 10,474     15,700      SH       DEFINED   01      15,700      0    0
APPLE                        COM                037833100 35,557     53,300      SH  PUT  DEFINED   01      53,300      0    0
ARCELORMITTAL SA LUXEMBOURG  NOTE 5.000% 5/1    03938LAK0 15,278     151,000     SH       DEFINED   01      151,000     0    0
BANK OF AMERICA CORPORATION  COM                060505104 7,064      800,000     SH       DEFINED   01      800,000     0    0
BGS ACQUISITION CORP         UNIT 99/99/9999    G1082J126 673        68,000      SH       DEFINED   01      68,000      0    0
CHESAPEAKE ENERGY CORP       COM                165167107 328        17,400      SH       DEFINED   01      17,400      0    0
CHESAPEAKE ENERGY CORP       COM                165167107 328        17,400      SH  PUT  DEFINED   01      17,400      0    0
FREEPORT-MCMORAN COPPER & GO COM                35671D857 792        20,000      SH       DEFINED   01      20,000      0    0
GOOGLE                       COM                38259P508 755        1,000       SH       DEFINED   01      1,000       0    0
GOOGLE                       COM                38259P508 755        1,000       SH  PUT  DEFINED   01      1,000       0    0
HALLIBURTON CO               COM                406216101 337        10,000      SH       DEFINED   01      10,000      0    0
HEALTH CARE REIT             COM                42217K106 1,444      25,000      SH       DEFINED   01      25,000      0    0
ISHARES TR                   FTSE CHINA25 IDX   464287184 2,595      75,000      SH       DEFINED   01      75,000      0    0
NABORS INDUSTRIES LTD        COM                G6359F103 561        40,000      SH       DEFINED   01      40,000      0    0
NOKIA CORP                   SPONSORED ADR      654902204 35         13,600      SH       DEFINED   01      13,600      0    0
NOKIA CORP                   SPONSORED ADR      654902204 35         13,600      SH  PUT  DEFINED   01      13,600      0    0
NXP SEMICONDUCTORS N V       COM                N6596X109 625        25,000      SH       DEFINED   01      25,000      0    0
TESLA MTRS                   COM                88160R101 82         2,800       SH       DEFINED   01      2,800       0    0
TESLA MTRS                   COM                88160R101 82         2,800       SH  PUT  DEFINED   01      2,800       0    0
TIVO                         COM                888706108 1,252      120,000     SH       DEFINED   01      120,000     0    0
